Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 2,264,002	$ 2,167,410
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,094,338	1,055,056
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	112,701	106,931
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	947,477	914,397
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 109,486	$ 91,026